(Losses) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2017	2016
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(139,651)	(171,212)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2017	2016
Weighted average number of common shares outstanding	100,581	93,052

Losses per share are as follows:

	Six months ended June 30,
	2017	2016
Basic and diluted	$(1.39)	$(1.84)